Summary of Significant Accounting Policies (Impairment of Long-lived Assets and Financial Instruments) (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Impairment of long-lived assets	$ 0		$ 0
Impairment of intangible assets	0	20,993,137	0
Impairment on fixed assets	0
Financial assets measured at fair value	0	0
Financial liabilities measured at fair value	$ 0	$ 0